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                                                               [LOGO]
                                                               [THE HARTFORD]






October 13, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention:  Filing Room

Re:   Hartford Life Insurance Company
      Separate Account Two ("Registrant")
      AmSouth VA Plus (Series I/IR)
      File No. 333-91925

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     1. The Prospectus Supplement and Statement of Additional Information Supplement that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

     2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on October 7, 2005.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-5910.

Very truly yours,

/s/ Sharon Loghmani

Sharon Loghmani
Senior Legal Specialist